CAPITAL AND RESERVES - Movement in Cash Flow Hedge Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [line items]
Balance at beginning of the year	$ 438,714	$ 337,916
Reclassification adjustments on cash flow hedges, net of tax	877	54
Balance at end of the year	879,939	438,714
Foreign Currency Risk
Disclosure of reserves within equity [line items]
Balance at beginning of the year	352	0
Gain/(loss) arising on changes in fair value of hedging instruments during the period	(948)	298
Reclassification adjustments on cash flow hedges, net of tax	(272)	54
Balance at end of the year	$ 281	$ 352